Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Revenue from the sale of mining equipment	$ 0	$ 20,471	$ 717,147	$ 190,192
Revenue from hosting	0	10,116	0	21,980
Revenue from self-mining	1,517,422	861,026	2,001,105	1,190,749
Total revenue	1,517,422	891,613	2,718,252	1,402,921
Gross profit	304,716	323,622	424,922	427,704
Operating expenses:
General and administrative expenses	102,273	69,827	150,730	77,057
Depreciation	227,694	235,370	358,319	457,901
Professional fees	215,569	227,530	318,969	303,390
Investor relations	11,000	128,309	26,400	141,560
Insurance	36,930	30,912	55,395	78,828
Officers compensation	365,881	210,276	878,778	420,553
Directors compensation	56,355	13,200	125,910	26,400
Employee share holder compensation	176,467	133,530	367,108	257,196
Change in the fair value of cryptocurrency	26,170	(76,591)	(59,046)	(76,591)
Total operating expenses	1,218,339	972,362	2,222,563	1,686,295
Loss from operations	(913,623)	(648,740)	(1,797,641)	(1,258,591)
Other income (expense)
Interest expense	(60,496)	(54,279)	(128,931)	(153,699)
Bad debt expense	(124,815)	0	(124,815)	0
Loss on the extinguishment of debt	(57,958)	(183,670)	(80,961)	(221,208)
Loss on investment	0	(68,559)	0	(111,773)
Change in derivative liability	0	37,777	0	(114,835)
Interest income	0	14,791	718	29,584
Other income (expense), net	(243,269)	(253,941)	(333,988)	(571,931)
Net loss	(1,156,891)	(902,682)	(2,131,629)	(1,830,522)
Deemed dividend on Series A Preferred Stock	0	0	(2,960,648)	0
Net loss attributable to common stockholders	$ (1,156,891)	$ (902,682)	$ (5,092,277)	$ (1,830,522)
Basic (loss) per common share	$ (0.03)	$ (0.02)	$ (0.12)	$ (0.04)
Diluted (loss) per common share	$ (0.03)	$ (0.02)	$ (0.12)	$ (0.04)
Weighted-average number of common shares outstanding: Basic	39,667,607	49,748,705	43,566,253	49,785,202
Weighted-average number of common shares outstanding: Diluted	39,667,607	49,748,705	43,566,253	49,785,202
Sale of Mining Equipment [Member]
Cost of revenue	$ 0		$ 670,000	$ 180,891
Self Mining [Member]
Cost of revenue	1,212,706	$ 556,849	1,623,331	779,791
Hosting Services [Member]
Cost of revenue	$ 0	$ 11,142	$ 0	$ 14,534